UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4390

Strong Corporate Bond Fund, Inc., on behalf of the Strong Corporate Bond Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Corporate Bond Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                   Principal Amount            Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds 94.4%
AT&T Corporation Senior Bonds, 9.75%, Due 11/15/31                      $ 2,230,000        $  2,851,613
AT&T Wireless Services, Inc. Senior Notes, 8.75%, Due 3/01/31             4,960,000           6,843,029
Albertson's, Inc. Senior Debentures, 7.45%, Due 8/01/29                   1,560,000           1,858,592
Altria Group, Inc. Notes, 7.65%, Due 7/01/08                              2,480,000           2,717,400
Amerada Hess Corporation Bonds, 7.125%, Due 3/15/33                       3,375,000           3,874,753
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%,
Due 3/01/14                                                               2,270,000           2,291,688
American Standard, Inc. Senior Notes, 7.375%, Due 2/01/08 (d)             2,805,000           3,063,450
Bank of America Corporation Senior Notes, 5.375%, Due 6/15/14 (d)         6,720,000           7,090,084
Beaver Valley Funding Corporation Debentures, 8.625%, Due 6/01/07         3,087,000           3,274,159
Bellsouth Corporation Notes, 4.75%, Due 11/15/12 (d)                      2,255,000           2,278,389
Burlington Northern Santa Fe Corporation Debentures, 8.125%, Due
4/15/20                                                                   1,240,000           1,630,359
CILCORP, Inc. Senior Notes, 8.70%, Due 10/15/09                           3,720,000           4,379,842
Capital One Bank Medium-Term Notes, 6.50%, Due 6/13/13                    2,880,000           3,169,305
Capital One Bank Notes, 5.00%, Due 6/15/09                                2,250,000           2,312,042
Cendant Corporation Notes, 6.25%, Due 3/15/10                             2,829,000           3,044,558
Centerpoint Energy Houston Electric LLC Mortgage Bond, Series
J2, 5.70%, Due 3/15/13                                                    1,125,000           1,203,335
Citizens Communications Company Debentures, 7.60%, Due 6/01/06            1,690,000           1,770,275
Citizens Communications Company Senior Notes, 9.00%, Due 8/15/31          2,115,000           2,416,388
Columbus Southern Power Company Senior Notes, 5.50%, Due 3/01/13          3,145,000           3,310,421
Comcast Cable Communications, Inc. Senior Notes, 6.875%, Due
6/15/09                                                                   1,995,000           2,205,678
Computer Associates, Inc. Senior Notes, 4.75%, Due 12/01/09 (b)           2,750,000           2,763,302
Conoco, Inc. Senior Notes, 6.95%, Due 4/15/29                             1,345,000           1,657,177
Consumers Energy Company First Mortgage Bonds, 5.50%, Due
8/15/16 (b)                                                               1,300,000           1,346,154
Consumers Energy Company First Mortgage Notes, Series B, 5.375%,
Due 4/15/13                                                               3,660,000           3,813,844
Countrywide Home Loans, Inc. Notes, Series L, 4.00%, Due 3/22/11          4,375,000           4,246,257
Cox Communications, Inc. Notes:
    4.625%, Due 1/15/10 (b)                                               2,430,000           2,422,311
    6.75%, Due 3/15/11 (d)                                                1,888,000           2,073,672
D.R. Horton, Inc. Senior Notes, 6.875%, Due 5/01/13                       2,075,000           2,299,115
DaimlerChrysler North America Holding Corporation Notes:
    6.50%, Due 11/15/13 (d)                                               3,575,000           3,902,967
    8.50%, Due 1/18/31                                                    3,340,000           4,291,115
Delhaize America, Inc. Debentures, 9.00%, Due 4/15/31                     3,890,000           5,174,120
Deutsche Telekom International Finance BV Yankee Notes, 8.75%,
Due 6/15/30                                                               6,400,000           8,684,045
Devon Financing Corporation ULC Debentures, 7.875%, Due 9/30/31           4,040,000           5,260,096
Walt Disney Company Medium-Term Notes, Series B, 5.875%, Due
12/15/17                                                                  2,010,000           2,135,261
EOP Operating LP Notes, 6.75%, Due 2/15/12                                5,455,000           6,084,687
ERP Operating LP Notes, 6.95%, Due 3/02/11 (d)                            2,075,000           2,330,989
Encana Corporation Yankee Bonds, 6.50%, Due 8/15/34                       1,920,000           2,179,068
Energy Transfer Partners LP Senior Notes, 5.95%, Due 2/01/15 (b)          2,235,000           2,294,976
Enterprise Products Operating LP Senior Notes, 5.60%, Due
10/15/14 (b)                                                              2,680,000           2,751,334
Equity One, Inc. Senior Notes, 3.875%, Due 4/15/09                        2,785,000           2,702,826
Farmers Exchange Capital Trust Surplus Note Securities, 7.05%,
Due 7/15/28 (b)                                                           2,230,000           2,369,366
Fidelity National Financial, Inc. Notes, 7.30%, Due 8/15/11               2,750,000           2,980,049
Ford Motor Company Notes, 7.45%, Due 7/16/31 (d)                          6,400,000           6,403,309
Ford Motor Credit Company Notes, 7.375%, Due 10/28/09                     2,780,000           2,963,213
France Telecom SA Yankee Notes, 9.25%, Due 3/01/31 (Rate Reset
Effective 3/01/05)                                                        2,185,000           3,046,801
Fund American Companies, Inc. Guaranteed Senior Notes, 5.875%,
Due 5/15/13                                                               2,210,000           2,266,344
General Mills, Inc. Notes, 5.125%, Due 2/15/07                            2,975,000           3,041,503
General Motors Acceptance Corporation Notes, 6.875%, Due 8/28/12
(d)                                                                      11,800,000          11,791,433
General Motors Corporation Senior Debentures, 8.375%, Due
7/15/33 (d)                                                               1,485,000           1,499,416
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10             2,660,000           3,092,250
Goodrich Corporation Senior Notes, 6.45%, Due 12/15/07                    1,730,000           1,847,498
HRPT Properties Trust Notes, 5.75%, Due 2/15/14                           2,660,000           2,764,682
Harrah's Operating, Inc. Guaranteed Senior Notes, 5.50%, Due
7/01/10 (d)                                                               1,935,000           1,998,810
Hughes Supply, Inc. Notes, 5.50%, Due 10/15/14 (b)                        2,010,000           2,009,061
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes,
6.25%, Due 1/24/14 (b)                                                    2,460,000           2,626,249
IPALCO Enterprises, Inc. Notes, 8.375%, Due 11/14/08                      3,485,000           3,920,625
IPALCO Enterprises, Inc. Senior Secured Notes, 8.625%, Due
11/14/11                                                                    955,000           1,131,675
Indiana Michigan Power Company Senior Notes, Series F, 5.05%,
Due 11/15/14                                                              1,360,000           1,375,709
International Paper Company Notes, 6.75%, Due 9/01/11                     3,355,000           3,776,338
iStar Financial, Inc. Senior Notes, Series B, 5.70%, Due 3/01/14          1,185,000           1,216,197
JP Morgan Chase & Company Subordinated Notes, 5.125%, Due 9/15/14         3,305,000           3,373,176
KB Home Senior Notes, 5.75%, Due 2/01/14                                  2,435,000           2,475,443
KN Capital Trust I Pass-Thru Securities, Series B, 8.56%, Due
4/15/27                                                                   4,425,000           5,078,617
Kinder Morgan Energy Partners LP Notes, 5.125%, Due 11/15/14              1,725,000           1,735,409
Kinder Morgan, Inc. Senior Notes, 6.50%, Due 9/01/12                      1,565,000           1,726,513
Kraft Foods, Inc. Notes, 5.25%, Due 10/01/13 (d)                          5,095,000           5,290,327
Kroger Company Senior Bonds, Series B, 7.70%, Due 6/01/29                 2,230,000           2,749,737
Liberty Property LP Senior Notes, 7.25%, Due 3/15/11                      4,280,000           4,846,963
Lockheed Martin Corporation Bonds, 8.50%, Due 12/01/29                    1,300,000           1,818,929
Lubrizol Corporation Senior Notes, 5.50%, Due 10/01/14 (d)                2,070,000           2,128,405
M&T Bank Corporation Floating Rate Subordinated Notes, 3.85%,
Due 4/01/13 (b)                                                           1,695,000           1,674,524
MBNA Corporation Notes, 5.625%, Due 11/30/07                              2,525,000           2,635,951
May Department Stores Company Notes, 6.70%, Due 7/15/34                   1,480,000           1,603,916
Monongahela Power Company First Mortgage Bonds, 6.70%, Due
6/15/14 (b)                                                               2,385,000           2,662,344
Motorola, Inc. Debentures, 6.50%, Due 11/15/28 (d)                        2,795,000           3,059,192
Nevada Power Company General and Refunding Mortgage Notes,
5.875%, Due 1/15/15 (b)                                                   2,065,000           2,080,487
News America Holdings, Inc. Debentures, 8.25%, Due 8/10/18                2,750,000           3,432,366
Norfolk Southern Corporation Notes, 7.80%, Due 5/15/27                    3,990,000           5,167,461
Northrop Grumman Corporation Debentures, 7.75%, Due 3/01/16               2,555,000           3,157,750
OMX Timber Finance Investments I LLC Secured Variable Rate
Notes, Class A, 5.42%, Due 1/29/20 (b)                                    3,075,000           3,115,590
Occidental Petroleum Corporation Senior Notes, 8.45%, Due 2/15/29         1,385,000           1,927,340
Oncor Electric Delivery Debentures, 7.00%, Due 9/01/22                    1,610,000           1,877,009
Pacific Gas & Electric Company First Mortgage Bonds, 6.05%, Due
3/01/34                                                                   3,440,000           3,710,690
Pacific Gas & Electric Company First Mortgage Notes, 3.60%, Due
3/01/09                                                                   1,150,000           1,128,962
Pemex Project Funding Master Trust Bonds, 8.625%, Due 2/01/22             2,070,000           2,463,300
Pemex Project Funding Master Trust Guaranteed Notes:
   6.125%, Due 8/15/08 (d)                                                4,025,000           4,238,325
   8.85%, Due 9/15/07 (b)                                                 2,780,000           3,117,770
JC Penney Company, Inc. Notes, 8.00%, Due 3/01/10                         2,230,000           2,539,412
Phelps Dodge Corporation Notes, 8.75%, Due 6/01/11                        1,350,000           1,657,928
Pioneer Natural Resource Senior Notes, 5.875%, Due 7/15/16 (d)            2,030,000           2,140,769
Plains All American Pipeline LP Senior Notes, 5.625%, Due
12/15/13                                                                  2,155,000           2,240,202
Potomac Edison Company First Mortgage Bonds, 5.35%, Due 11/15/14
(b)                                                                         770,000             783,497
Qwest Corporation Senior Notes, 7.875%, Due 9/01/11 (b)                   2,730,000           2,934,750
Raytheon Company Debentures, 7.20%, Due 8/15/27                           2,437,000           2,973,791
Reliant Energy Resources Corporation Notes, 7.75%, Due 2/15/11            3,065,000           3,558,241
Royal Caribbean Cruises, Ltd. Senior Yankee Notes, 6.875%, Due
12/01/13                                                                    775,000             846,687
SBC Communications, Inc. Bonds, 6.15%, Due 9/15/34                        2,565,000           2,693,365
SB Treasury Company LLC Bonds, 9.40%, Due 12/29/49 (Rate Reset
Effective 6/30/08) (b)                                                      995,000           1,138,133
Safeway, Inc. Notes:
    4.80%, Due 7/16/07                                                    1,840,000           1,877,560
    4.95%, Due 8/16/10                                                    1,985,000           2,016,526
Shaw Communications, Inc. Senior Yankee Notes, 7.20%, Due
12/15/11                                                                  3,865,000           4,241,837
Smithfield Foods, Inc. Senior Notes, 7.00%, Due 8/01/11                   1,790,000           1,913,062
Southern California Edison Company First and Refunding Mortgage
Bonds, Series 2005, 5.55%, Due 1/15/36                                    1,490,000           1,529,296
Southern California Edison Company First Mortgage Bonds, Series
2004-F, 4.65%, Due 4/01/15                                                2,975,000           2,941,856
Southern California Edison Company First Mortgage Notes, 8.00%,
Due 2/15/07 (d)                                                             505,000             546,580
Sprint Capital Corporation Guaranteed Senior Notes, 6.875%, Due
11/15/28                                                                 11,245,000          12,614,000
TXU Corporation Notes, 6.50%, Due 11/15/24 (b)                            2,240,000           2,291,522
Tele-Communications, Inc. Debentures, 7.875%, Due 8/01/13 (d)            11,655,000          14,063,273
Telecom Italia Capital Guaranteed Senior Yankee Notes:
    4.00%, Due 1/15/10 (b)                                                2,590,000           2,531,818
    4.95%, Due 9/30/14 (b)                                                3,235,000           3,205,668
Telus Corporation Yankee Notes, 8.00%, Due 6/01/11                        1,920,000           2,274,806
Texas Eastern Transmission Corporation Senior Bonds, 7.00%, Due
7/15/32 (d)                                                               1,910,000           2,268,920
Time Warner Entertainment Company LP Senior Notes:
     8.375%, Due 7/15/33                                                  2,395,000           3,181,164
    10.15%, Due 5/01/12                                                   6,800,000           8,939,974
Time Warner, Inc. Debentures, 6.625%, Due 5/15/29                         2,450,000           2,703,085
Tricon Global Restaurants, Inc. Senior Notes, 8.875%, Due 4/15/11         1,570,000           1,932,009
Tyco International Group SA Guaranteed Yankee Notes, 6.00%, Due
11/15/13                                                                  2,710,000           2,959,892
Tyson Foods, Inc. Notes, 7.25%, Due 10/01/06                              3,100,000           3,271,176
UFJ Finance Aruba AEC Yankee Notes, 6.75%, Due 7/15/13                    2,595,000           2,926,701
UST, Inc. Notes, 6.625%, Due 7/15/12 (d)                                  3,340,000           3,759,397
Union Pacific Corporation Notes:
    5.75%, Due 10/15/07                                                   4,480,000           4,700,084
    6.50%, Due 4/15/12 (d)                                                2,590,000           2,899,642
United Mexican States Medium-Term Yankee Bonds, Series A, 8.30%,
Due 8/15/31                                                               6,620,000           8,049,920
United Mexican States Medium-Term Yankee Notes, Series A, 6.75%,
Due 9/27/34                                                               3,845,000           3,931,512
United Mexican States Yankee Notes, 7.50%, Due 1/14/12                    3,420,000           3,915,900
Valero Energy Corporation Notes, 6.875%, Due 4/15/12                      2,150,000           2,444,462
WPD Holdings UK Notes, 7.375%, Due 12/15/28 (b)                           4,750,000           5,366,621
Washington Mutual Capital Bonds, 8.375%, Due 6/01/27                      2,605,000           2,956,623
Waste Management, Inc. Bonds, 7.10%, Due 8/01/26                          1,755,000           2,046,644
Westar Energy, Inc. First Mortgage Notes, 6.00%, Due 7/01/14              2,190,000           2,373,393
Westar Energy, Inc. Senior Notes, 9.75%, Due 5/01/07                      1,970,000           2,214,889
Weyerhaeuser Company Notes:
     5.95%, Due 11/01/08                                                  4,023,000           4,277,821
     6.125%, Due 3/15/07 (d)                                                598,000             626,900
     6.75%, Due 3/15/12                                                   1,860,000           2,111,639
XTO Energy, Inc. Senior Notes, 6.25%, Due 4/15/13 (d)                     1,405,000           1,549,146
Zions Bancorporation Subordinated Notes, 6.00%, Due 9/15/15               2,000,000           2,149,596
--------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $402,173,877)                                                   429,507,389
--------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 0.0%
Salomon Brothers Mortgage Securities VII, Inc. Variable Rate
Mortgage Pass-Thru Certificates, Series 1997-A, Class B3,
6.465%, Due 10/01/25 (Acquired 7/09/97; Cost $23,335) (b) (e)                26,135              24,101
Small Business Administration Guaranteed Loan Pool #40013
Interest Only Strips, 2.4194%, Due 9/30/17 (e)                              639,916              15,998
--------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$617,342)                                                                                        40,099
--------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 1.7%
FHLMC Participation Certificates:
    14.00%, Due 9/01/12                                                       4,890               5,700
    14.75%, Due 3/01/10                                                       1,793               2,046
GNMA Guaranteed Pass-Thru Certificates, 15.00%, Due 8/15/11 thru
5/15/12                                                                       6,631               7,767
United States Treasury Bonds, 5.375%, Due 2/15/31 (d)                     1,010,000           1,130,135
United States Treasury Notes:
    3.00%, Due 11/15/07 (d)                                                 370,000             366,213
    3.625%, Due 1/15/10 (d)                                               2,160,000           2,153,758
    4.25%, Due 11/15/14 (d)                                               4,010,000           4,048,223
--------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $7,688,435)                              7,713,842
--------------------------------------------------------------------------------------------------------
Municipal Bonds 0.5%
Tobacco Settlement Financing Corporation Revenue, 6.36%, Due
5/15/25                                                                   1,549,469           1,528,164
Yavapai County, Arizona Industrial Development Authority
Industrial Development Revenue - Citizens Utilities Company
Project, 5.45%, Due 6/01/33                                                 765,000             757,350
--------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $2,252,400)                                                       2,285,514
--------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 11.0%
Collateral Received for Securities Lending 8.3%
Navigator Prime Portfolio                                                37,623,863          37,623,863

Corporate Bonds 0.5%
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                           $ 2,345,000           2,352,830

Repurchase Agreements 2.0%
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $7,600,521); Collateralized by: United States
Government & Agency Issues                                                7,600,000           7,600,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,558,537); Collateralized by: United
States Government & Agency Issues                                         1,558,500           1,558,500
                                                                                   ---------------------
Total Repurchase Agreements                                                                   9,158,500

United States Government Issues 0.2%
United States Treasury Bills, Due 3/10/05 thru 4/28/05 (c)                  770,000             766,337
--------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $49,900,751)                                              49,901,530
--------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $462,632,805) 107.6%                                  489,448,374
Other Assets and Liabilities, Net (7.6%)                                                    (34,521,493)
--------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                         $ 454,926,881
========================================================================================================

FUTURES
------------------------------------------------------------------------------------------------------
                                                                                     Unrealized
                                                              Underlying Face       Appreciation/
                                           Expiration Date    Amount at Value      (Depreciation)
------------------------------------------------------------------------------------------------------
Purchased:
123 Two-Year U.S. Treasury Notes                3/05         $   25,714,687          $ (27,491)
Sold:
152 Five-Year U.S. Treasury Notes               3/05            (16,606,000)             9,791
346 Ten-Year U.S. Treasury Notes                3/05            (38,843,906)          (301,908)
287 U.S. Treasury Bonds                         3/05            (32,960,156)          (665,610)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.
(d) All or a portion of security is on loan.
(e) Illiquid security.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Corporate Bond Fund, Inc., on behalf of the Strong Corporate Bond Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005